Income Taxes - Schedule of Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate [Abstract]
Net loss before income tax expense	$ (8,872,165)	$ (7,321,333)	$ (6,860,106)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (2,218,041)	$ (1,830,333)	$ (1,715,027)
Effect of income tax rate differences in jurisdictions other than the PRC	345,120	563,279	362,253
Expenses not deductible for tax purpose and non-taxable income	486,576	277,404	53,798
Additional deduction of R&D expenses	(71,800)	(50,958)
Effect of preferential tax rates	(50,879)	21,922
Effect of utilization of tax loss carried forward	305
Effect on valuation allowance	722,350	956,239	1,826,095
Income tax expense (benefit)	$ (786,369)	$ (62,447)	$ 527,119